OTHER OPERATING INCOME/(EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other operating income/expenses

	2025	2024	2023
Government grants and subsidized loan gains	1,864.9	1,764.8	1,573.2
Prior year tax credits/(debits)	-	209.6	218.0
(Additions to)/reversals of provisions	(222.2)	(69.3)	(77.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and investments in of associates	85.2	121.3	86.4
Other operating income/(expenses), net	708.0	430.9	229.0
Total	2,435.9	2,457.3	2,028.9